Interest Bearing Financial Liabilities - Summary of Obtained Loans Extended And/Or Guaranteed by Export Credit Agencies (Detail) ₱ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 PHP (₱)	Dec. 31, 2022 PHP (₱)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 PHP (₱)
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	₱ 254,798	₱ 249,580
Loan Agreement Date January 22, 2014 [Member] | Fixed Rate Retail Bonds [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 15,000
Issuance Date	January 22, 2014
Outstanding Amounts	₱ 2,599	2,596
Dates Drawn	February 6, 2014
Facility Agent	Philippine DepositaryTrust Corp.
Prepayments Amount	₱ 12,400
Prepayments Date	February 8, 2021
Terms	Php12.4B – non-amortizing, payable in full upon maturity on February 6, 2021; Php2.6B – non-amortizing payable in full on February 6, 2024
Fixed Rate Notes [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	₱ 32,691	32,892	$ 590	$ 589
Fixed Rate Notes [Member] | June 23, 2020 [Member] | PLDT [Member] | Maturity on January 23, 2031 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $			300
Issuance Date	June 23, 2020
Trustee	The Bank of New York Mellon, London Branch
Outstanding Amounts	₱ 16,400	16,490	296	295
Terms	Non-amortizing, payable in full upon maturity on January 23, 2031
Fixed Rate Notes [Member] | June 23, 2020 [Member] | PLDT [Member] | Maturity on June 23, 2050 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $			300
Issuance Date	June 23, 2020
Trustee	The Bank of New York Mellon, London Branch
Outstanding Amounts	₱ 16,291	16,402	294	294
Terms	Non-amortizing, payable in full upon maturity on June 23, 2050
Term Loans [Member] | Others [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	₱ 6,788	9,002	122	161
Term Loans [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	10,537	10,631
Term Loans [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	26,414	44,567
Term Loans [Member] | Others Eight [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	37,461	38,495
Term Loans [Member] | Others Nine [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	23,017	23,216
Term Loans [Member] | Others Eleven [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	29,337	29,619
Term Loans [Member] | Others Twelve [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	25,901	26,152
Term Loans [Member] | Others Thirteen [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	212,720	195,090
Term Loans [Member] | PLDT [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	1,000
Term Loans [Member] | Loan agreement date August 3, 2015 [Member] | PLDT [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 5,000
Issuance Date	August 3, 2015
Outstanding Amounts	₱ 4,600	4,650
Lender(s)	Metrobank
Dates Drawn	Various dates in2015
Drawn	₱ 5,000
Installments	Annual amortization rate of 1% on the first-year up to the ninth-year from initial drawdown date and the balance payable upon maturity on September 23, 2025
Term Loans [Member] | Loan agreement date January 31, 2017 [Member] | PLDT [Member] | Others [Member] | U S Dollar Debts
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $			25
Issuance Date	January 31, 2017
Outstanding Amounts	₱ 1,385	1,393	25	25
Lender(s)	NTT TC Leasing
Dates Drawn	March 30, 2017
Drawn | $			25
Terms	Non-amortizing, payable upon maturity on March 27, 2024
Term Loans [Member] | Loan agreement date February 26, 2015 [Member] | PLDT [Member] | Others [Member] | U S Dollar Debts
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $			200
Term Loans [Member] | Loan agreement date February 26, 2015 [Member] | PLDT [Member] | Others [Member] | U S Dollar Debts | Tranche A [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $			150
Issuance Date	February 26, 2015
Lender(s)	MUFG Bank,Ltd.
Dates Drawn	Various datesin 2015
Drawn | $			200
Dates Drawn	February 24,2022
Terms	Commencing 36 months after loan date, with semi-annual amortization of 23.75% of the loan amount on the first and second repayment dates and seven semi-annual amortizations of 7.5% starting on the third repayment date, with final installment on February 25, 2022
Term Loans [Member] | Loan agreement date February 26, 2015 [Member] | PLDT [Member] | Others [Member] | U S Dollar Debts | Tranche B [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $			50
Term Loans [Member] | Loan agreement date December 7, 2015 [Member] | Smart Inc [Member] | Others [Member] | U S Dollar Debts
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $			100
Issuance Date	December 7, 2015
Lender(s)	Mizuho BankLtd.
Dates Drawn	Various datesin 2016
Drawn | $			100
Dates Drawn	December 7, 2022
Terms	13 equal semi-annual installments commencing on the date which falls 12 months after the loan date, with final installment on December 7, 2022
Term Loans [Member] | Loan agreement date March 22, 2016 [Member] | PLDT [Member] | Others [Member] | U S Dollar Debts
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $			25
Issuance Date	March 22, 2016
Outstanding Amounts		1,395		25
Lender(s)	NTT TC Leasing Co., Ltd., or NTT TC Leasing
Dates Drawn	March 30, 2016
Drawn | $			25
Terms	Non-amortizing, payable upon maturity on March 30, 2023
Term Loans [Member] | Loan agreement date March 4, 2020 [Member] | PLDT [Member] | Others [Member] | U S Dollar Debts
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $			140
Issuance Date	March 4, 2020
Outstanding Amounts	₱ 5,403	6,214	97	$ 111
Lender(s)	PNB
Dates Drawn	December 14, 2020
Drawn | $			$ 140
Terms	Quarterly amortization rates equivalent to: (a) 2.5% of the total amount drawn payable on the first interest payment date up to the 28th interest payment date; (b) 5% of the total amount drawn payable on the 29th interest payment date up to the 32nd interest payment date; and (3) 2.5% of the total amount drawn payable on the 37th interest payment date up to maturity on December 13, 2030
Term Loans [Member] | Loan agreement date March 20,2012 [Member] | PLDT [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,000
Issuance Date	March 20, 2012
Paid in full on	January 12, 2022
Lender(s)	RCBC
Dates Drawn	April 12, 2012
Drawn	₱ 2,000
Terms	Annual amortization rate of 1% on the fifth-year up to the ninth-year from the initial drawdown date and the balance payable upon maturity on April 12, 2022
Term Loans [Member] | Loan agreement date April 2, 2014 [Member] | PLDT [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 1,500
Issuance Date	April 2, 2014
Paid in full on	January 31, 2022
Lender(s)	AIA Life
Dates Drawn	April 4, 2014
Drawn	₱ 1,500
Installments	Payable in full upon maturity on April 4, 2024
Term Loans [Member] | Loan agreement date May 23, 2014 [Member] | PLDT [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 1,000
Issuance Date	May 23, 2014
Paid in full on	February 28, 2022
Lender(s)	AIA Life
Dates Drawn	May 28, 2014
Drawn	₱ 1,000
Installments	Payable in full upon maturity on May 28, 2024
Term Loans [Member] | Loan agreement date June 9, 2014 [Member] | PLDT [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 1,000
Issuance Date	June 9, 2014
Paid in full on	June 13, 2022
Lender(s)	LBP
Dates Drawn	June 13, 2014
Drawn	₱ 1,000
Installments	Annual amortization rate of 1% on the first-year up to the ninth-year from initial drawdown date and the balance payable upon maturity on June 13, 2024
Term Loans [Member] | Loan agreement date July 28, 2014 [Member] | PLDT [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 1,500
Issuance Date	July 28, 2014
Outstanding Amounts	₱ 1,365	1,380
Lender(s)	Union Bank
Dates Drawn	July 31, 2014
Drawn	₱ 1,500
Installments	Annual amortization rate of 1% on the first-year up to the ninth-year from initial drawdown date and the balance payable upon maturity on July 31, 2024
Term Loans [Member] | Loan agreement date February 25, 2015 [Member] | PLDT [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,000
Issuance Date	February 25,2015
Outstanding Amounts	₱ 1,812	1,811
Lender(s)	BPI
Dates Drawn	March 24, 2015
Drawn	₱ 2,000
Installments	Annual amortization rate of 1% on the first-year up to the ninth-year from initial drawdown date and the balance payable upon maturity on March 24, 2025
Term Loans [Member] | Loan agreement date June 26, 2015 [Member] | PLDT [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,000
Issuance Date	June 26, 2015
Outstanding Amounts	₱ 2,760	2,790
Lender(s)	BPI
Dates Drawn	June 30, 2015
Drawn	₱ 3,000
Installments	Annual amortization rate of 1% on the first-year up to the ninth-year from initial drawdown date and the balance payable upon maturity on June 30, 2025
Term Loans [Member] | Loan agreement date August 11, 2015 [Member] | Smart Inc [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 5,000
Issuance Date	August 11, 2015
Outstanding Amounts	₱ 4,595	4,642
Lender(s)	Metrobank
Dates Drawn	September 1, 2015
Drawn	₱ 5,000
Terms	Annual amortization rate of 1% of the principal amount on the first-year up to the ninth-year commencing on the first-year anniversary of the initial drawdown date and the balance payableupon maturity on September 1, 2025
Term Loans [Member] | Loan agreement date December 11, 2015 [Member] | Smart Inc [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 5,000
Issuance Date	December 11, 2015
Outstanding Amounts	₱ 4,594	4,642
Lender(s)	BPI
Dates Drawn	December 21, 2015
Drawn	₱ 5,000
Terms	Annual amortization rate of 1% of the principal amount on the first-year up to the ninth-year commencing on the first-year anniversary of the initial drawdown date and the balance payable upon maturity on December 21, 2025
Term Loans [Member] | Loan agreement date December 16, 2015 [Member] | Smart Inc [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 5,000
Issuance Date	December 16, 2015
Outstanding Amounts	₱ 4,593	4,641
Lender(s)	Metrobank
Dates Drawn	December 28, 2015
Drawn	₱ 5,000
Terms	Annual amortization rate of 1% of the principal amount up to the tenth-year commencing on the first-year anniversary of the initial drawdown and the balance payable upon maturity on June 29, 2026
Term Loans [Member] | Loan agreement date December 18, 2015 [Member] | Smart Inc [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 7,000
Issuance Date	December 18, 2015
Paid in full on	June 28, 2022
Lender(s)	China Banking Corporation, or CBC
Dates Drawn	December 28, 2015 andFebruary 24, 2016
Drawn	₱ 7,000
Terms	Annual amortization rate of 1% of the principal amount on the third-year up to the sixth-year from the initial drawdown date, with balance payable upon maturity on December 28, 2022
Term Loans [Member] | Loan agreement date July 1, 2016 [Member] | PLDT [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,000
Issuance Date	July 1, 2016
Outstanding Amounts	₱ 2,815	2,843
Lender(s)	Metrobank
Dates Drawn	February 20, 2017
Drawn	₱ 3,000
Terms	Annual amortization rate of 1% on the first-year up to the ninth-year from initial drawdown date and the balance payable upon maturity on February 22, 2027
Term Loans [Member] | Loan agreement date July 1, 2016 [Member] | PLDT [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 6,000
Issuance Date	July 1, 2016
Paid in full on	August 30, 2023
Outstanding Amounts		5,637
Lender(s)	Metrobank
Dates Drawn	August 30, 2016 and November 10,2016
Drawn	₱ 6,000
Terms	Annual amortization rate of 1% on the first-year up to the sixth-year from initial drawdown date and the balance payable upon maturity on August 30, 2023
Term Loans [Member] | Loan agreement date July 14, 2016 [Member] | PLDT [Member] | Unsecured Term Loan One [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 8,000
Issuance Date	July 14, 2016
Outstanding Amounts	₱ 7,027	7,182
Lender(s)	Security Bank
Dates Drawn	February 27, 2017
Drawn	₱ 8,000
Terms	Annual amortization rate of 1% of the total amount drawn payable semi-annually starting from the end of the first-year after the initial drawdown date until the ninth-year and the balance payable on maturity on March 1, 2027
Term Loans [Member] | Loan agreement date September 20, 2016 [Member] | PLDT [Member] | Unsecured Term Loan One [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 6,500
Issuance Date	September 20, 2016
Paid in full on	November 3, 2023
Outstanding Amounts		6,105
Lender(s)	BPI
Dates Drawn	November 2, 2016 andDecember 19, 2016
Drawn	₱ 6,500
Terms	Annual amortization rate of 1% on the first- year up to the sixth-year from initial drawdown date and the balance payable upon maturity on November 2, 2023
Term Loans [Member] | Loan agreement date September 28,2016 [Member] | Smart Inc [Member] | Unsecured Term Loan One [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,000
Issuance Date	September 28, 2016
Outstanding Amounts	₱ 2,790	2,820
Lender(s)	BDO
Dates Drawn	October 5, 2016
Drawn	₱ 3,000
Terms	Annual amortization rate of 1% of the principal amount on the first-year up to the ninth-year commencing on the first-year anniversary of the initial drawdown date and the balance payable uponmaturity on October 5, 2026
Term Loans [Member] | Loan agreement date September 28, 2016 [Member] | Smart Inc [Member] | Unsecured Term Loan One [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 5,400
Issuance Date	September 28, 2016
Paid in full on	October 24, 2023
Outstanding Amounts		5,074
Lender(s)	Union Bank
Dates Drawn	October 24, 2016 and November 21, 2016
Drawn	₱ 5,400
Terms	Annual amortization rate of 1% of the principal amount on the first-year up to the sixth-year commencing on the first-year anniversary of the initial drawdown date and the balance payable upon maturity on October 24, 2023
Term Loans [Member] | Loan agreement date October 14,2016 [Member] | PLDT [Member] | Unsecured Term Loan One [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 5,300
Issuance Date	October 14, 2016
Paid in full on	December 19, 2023
Outstanding Amounts		981
Lender(s)	BPI
Dates Drawn	December 19, 2016
Drawn	₱ 5,300
Terms	Annual amortization rate of 1% on the first-year up to the sixth-year from initial drawdown date and the balance payable upon maturity on December 19, 2023
Term Loans [Member] | Loan agreement date October 27,2016 [Member] | Smart Inc [Member] | Unsecured Term Loan Three [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,500
Issuance Date	October 27, 2016
Paid in full on	December 9, 2022
Outstanding Amounts	₱ 22,258	22,410
Lender(s)	China Banking Corporation or CBC
Dates Drawn	December 8, 2016
Drawn	₱ 2,500
Terms	Annual amortization rate of 1% of the amount drawn starting on the third year up to the sixth year, with balance payable upon maturity on December 8, 2023
Term Loans [Member] | Loan agreement date October 28,2016 [Member] | Smart Inc [Member] | Unsecured Term Loan Three [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 4,000
Issuance Date	October 28, 2016
Outstanding Amounts	₱ 1,863	1,881
Lender(s)	Security Bank
Dates Drawn	April 5, 2017
Drawn	₱ 4,000
Terms	Semi-annual amortization rate of 1% of the total amount drawn from first-year up to the ninth-year and the balance payable upon maturity on April 5, 2027
Term Loans [Member] | Loan agreement date December 16,2016 [Member] | Smart Inc [Member] | Unsecured Term Loan Three [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 1,000
Issuance Date	December 16, 2016
Outstanding Amounts	₱ 915	920
Lender(s)	PNB
Dates Drawn	December 7, 2017
Drawn	₱ 1,000
Terms	Annual amortization rate of 1% of the amount drawn starting on the first anniversary of the advance up to the ninth anniversary of the advance and the balance payable upon maturity on December 7, 2027
Term Loans [Member] | Loan agreement date December 22,2016 [Member] | Smart Inc [Member] | Unsecured Term Loan Three [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,000
Issuance Date	December 22,2016
Outstanding Amounts	₱ 1,866	1,878
Lender(s)	LBP
Dates Drawn	January 22, 2018
Drawn	₱ 2,000
Terms	Annual amortization rate of 1% of the amount drawn starting on the first anniversary of the advance up to the ninth anniversary of the advance and the balance payable upon maturity on January 21, 2028
Term Loans [Member] | Loan agreement date December 23,2016 [Member] | Smart Inc [Member] | Unsecured Term Loan Three [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,500
Issuance Date	December 23, 2016
Outstanding Amounts	₱ 3,283	3,317
Lender(s)	LBP
Dates Drawn	April 5, 2017
Drawn	₱ 3,500
Terms	Annual amortization rate of 1% on the first-year up to the ninth-year after the drawdown date and the balance payable upon maturity on April 5, 2027
Term Loans [Member] | Loan agreement date April 18,2017 [Member] | Smart Inc [Member] | Unsecured Term Loan Three [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 1,500
Issuance Date	April 18, 2017
Outstanding Amounts	₱ 1,414	1,418
Lender(s)	PNB
Dates Drawn	January 3, 2018
Drawn	₱ 1,500
Terms	Annual amortization rate of 1% of the amount drawn starting on the first anniversary of the advance up to the sixth-year anniversary of the advance and the balance payable upon maturity on January 3, 2025
Term Loans [Member] | Loan agreement date May 24, 2017 [Member] | Smart Inc [Member] | Unsecured Term Loan Three [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,000
Issuance Date	May 24, 2017
Outstanding Amounts	₱ 1,870	1,890
Lender(s)	Security Bank
Dates Drawn	May 29, 2017
Drawn	₱ 2,000
Terms	Semi-annual amortization rate of Php10 million starting on October 5, 2017 and every six months thereafter with thebalance payable upon maturity on April 5, 2027
Term Loans [Member] | Loan agreement date July 5, 2017 [Member] | PLDT [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,500
Issuance Date	July 5, 2017
Outstanding Amounts	₱ 3,290	3,325
Lender(s)	LBP
Dates Drawn	July 10, 2017
Drawn	₱ 3,500
Terms	Annual amortization rate of 1% on the first- year up to the ninth-year after the drawdown date and the balance payable upon maturity on July 12, 2027
Term Loans [Member] | Loan agreement date August 29, 2017 [Member] | PLDT [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 1,500
Issuance Date	August 29, 2017
Outstanding Amounts	₱ 1,427	1,443
Lender(s)	LBP
Dates Drawn	April 2, 2018
Drawn	₱ 1,500
Terms	Annual amortization rate equivalent to 1% of the totalloan payable on the first-year up to the ninth-year after the drawdown date and the balance payable upon maturity on April 3, 2028
Term Loans [Member] | Loan agreement date April 19,2018 [Member] | PLDT [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,000
Issuance Date	April 19, 2018
Outstanding Amounts	₱ 1,775	1,770
Lender(s)	LBP
Dates Drawn	April 25, 2018
Drawn	₱ 2,000
Terms	Annual amortization rate equivalent to 1% of the total loan payable on the first-year up to the ninth-year after the drawdown date and the balance payable upon maturity on April 25, 2028
Term Loans [Member] | Loan agreement date April 20,2018 [Member] | PLDT [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Issuance Date	April 20, 2018
Outstanding Amounts	₱ 881	879
Lender(s)	LBP
Dates Drawn	May 3, 2018
Drawn	₱ 1,000
Terms	Annual amortization rate equivalent to 1% of the total loan payable on the first-year up to the ninth-year after the drawdown date and the balance payable upon maturity on May 3, 2028
Term Loans [Member] | Loan agreement date May 9,2018 [Member] | PLDT [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,000
Issuance Date	May 9, 2018
Outstanding Amounts	₱ 1,775	1,773
Lender(s)	BPI
Dates Drawn	May 10, 2018
Drawn	₱ 2,000
Terms	Annual amortization rate equivalent to 1% of the amount drawn starting on the first- year anniversary of the advance up to the ninth-year anniversary of the advance and the balance payable upon maturity on May 10, 2028
Term Loans [Member] | Loan agreement date May 25,2018 [Member] | Smart Inc [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,000
Issuance Date	May 25, 2018
Outstanding Amounts	₱ 1,899	1,916
Lender(s)	BPI
Dates Drawn	May 28, 2018
Drawn	₱ 2,000
Terms	Annual amortization rate equivalent to 1% of the amount drawn starting on the first- year anniversary of the advance up to the fifth-year anniversary of the advance and the balance payable upon maturity on May 28, 2024
Term Loans [Member] | Loan agreement date July 1,2019 [Member] | Smart Inc [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,000
Outstanding Amounts	₱ 1,914	1,931
Lender(s)	PNB
Dates Drawn	September 6, 2019
Drawn	₱ 2,000
Terms	Annual amortization rate equivalent to 1% of the total amountdrawn from the facility on the first-year anniversary up to thesixth-year anniversary of the initial drawdown date and thebalance payable upon maturity on September 7, 2026
Term Loans [Member] | Loan agreement date June 27,2018 [Member] | Smart Inc [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 1,500
Issuance Date	June 27, 2018
Paid in full on	September 28, 2022
Lender(s)	Development Bank of the Philippines, or DBP
Dates Drawn	June 28, 2018
Drawn	₱ 1,500
Terms	Annual amortization rate equivalent to 1% of the amount drawn starting on the third- year anniversary of the advance up to the fifth-year anniversary of theadvance and the balance payable upon maturity on June 28, 2024
Term Loans [Member] | Loan agreement date July 31,2018 [Member] | Smart Inc [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,000
Issuance Date	July 31, 2018
Outstanding Amounts	₱ 2,839	2,867
Lender(s)	BPI
Dates Drawn	August 10, 2018
Drawn	₱ 3,000
Terms	Annual amortization rate equivalent to 1% of the amount drawn starting on the first-year anniversary of the advance up to the ninth-year anniversary of the advance and the balance payable upon maturity on May 10, 2028
Term Loans [Member] | Loan agreement date January 11, 2019 [Member] | Smart Inc [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 5,000
Issuance Date	January 11, 2019
Outstanding Amounts	₱ 4,796	4,830
Lender(s)	DBP
Dates Drawn	May 6, 2019
Drawn	₱ 2,000
Dates Drawn	September 2, 2019
Terms	Annual amortization rate equivalent to 1% of the amount drawn starting on the third-year anniversary of the advance up to the ninth-year anniversary of the advance and the balance payable upon maturity on May 6, 2029
Drawn	₱ 3,000
Term Loans [Member] | Loan agreement date February 18, 2019 [Member] | PLDT [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 8,000
Issuance Date	February 18, 2019
Outstanding Amounts	₱ 7,933	8,053
Lender(s)	Union Bank
Dates Drawn	July 11, 2019
Drawn		3,000
Dates Drawn	September 6, 2019
Terms	Annual amortization rate equivalent to 1% of the amount drawn starting on the first-year anniversaryup to the ninth-year anniversary of the initialdrawdown date and the balance payable upon maturity on July 11, 2029
Dates Drawn	October 1, 2019
Dates Drawn	November 5, 2019
Drawn	₱ 2,000
Drawn	1,000
Drawn	2,000
Term Loans [Member] | Loan agreement date February 21, 2019 [Member] | Smart Inc [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 4,000
Issuance Date	February 21, 2019
Outstanding Amounts	₱ 3,703	3,704
Lender(s)	PNB
Dates Drawn	March 11, 2019
Drawn	₱ 4,000
Terms	Annual amortization rate equivalent to 1% of the amount drawn starting on the first-year anniversary up to the seventh-year anniversary of the initialdrawdown date and the balance payable upon maturity on March 11, 2027
Term Loans [Member] | Loan agreement date April 11, 2019 [Member] | PLDT [Member] | Unsecured Term Loan [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Issuance Date	March 24, 2020
Outstanding Amounts	₱ 3,776	3,800
Lender(s)	RCBC
Dates Drawn	March 26, 2020
Drawn	₱ 4,000
Terms	Annual amortization rate equivalent to 1% of the advance starting on the first-year anniversary of thedrawdown date and the balance payable uponmaturity on March 27, 2028
Term Loans [Member] | Loan agreement date April 11, 2019 [Member] | PLDT [Member] | Unsecured Term Loan [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,000
Issuance Date	April 11, 2019
Outstanding Amounts	₱ 1,914	1,931
Lender(s)	Bank of China (Hong Kong) Limited, Manila Branch
Dates Drawn	September 6, 2019
Drawn	₱ 2,000
Terms	Annual amortization rate equivalent to 1% of the amount of loan payable on the first-year anniversary up to the sixth-year anniversary of the initial drawdown date and the balance payable upon maturity on September 7, 2026
Term Loans [Member] | Loan agreement date July 1, 2019 [Member] | PLDT [Member] | Unsecured Term Loan [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Issuance Date	May 21, 2020
Outstanding Amounts	₱ 2,894	2,921
Lender(s)	LBP
Dates Drawn	December 18, 2020
Drawn	₱ 3,000
Terms	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-yearanniversary of the drawdown date and the balance payable upon maturity on December 18, 2030
Term Loans [Member] | Loan agreement date July 1, 2019 [Member] | Smart Inc [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Issuance Date	July 1, 2019
Term Loans [Member] | Loan agreement date September 25, 2019 [member] | Smart Inc [Member] | Unsecured Term Loan [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 8,000
Issuance Date	September 25, 2019
Outstanding Amounts	₱ 6,163	6,901
Lender(s)	CBC
Dates Drawn	October 2, 2019
Drawn	₱ 8,000
Terms	Annual amortization rate equivalent to 10% of the total amount drawn starting on the third-year anniversary up to the ninth-year anniversary of the initial drawdown date and the balance payable uponmaturity on October 2, 2029
Term Loans [Member] | Loan agreement date December 9, 2019 [Member] | Smart Inc [Member] | Unsecured Term Loan [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 4,000
Issuance Date	December 9, 2019
Outstanding Amounts	₱ 3,901	3,938
Lender(s)	DBP
Dates Drawn	December 12, 2019
Drawn	₱ 4,000
Terms	Annual amortization rate equivalent to 1% of the totalamount drawn starting on the third-year anniversary up to the ninth-year anniversary of the initial drawdown date and the balance payable upon maturity on December 12, 2029
Term Loans [Member] | Loan agreement date December 12, 2019 [Member] | PLDT [Member] | Unsecured Term Loan [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 4,500
Issuance Date	December 12, 2019
Outstanding Amounts	₱ 4,298	4,340
Lender(s)	BPI
Dates Drawn	December 18, 2019
Drawn	₱ 4,500
Terms	Annual amortization rate equivalent to 1% of the advance on the first year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on December 18, 2029
Term Loans [Member] | Loan agreement date January 20, 2020 [Member] | Smart Inc [Member] | Unsecured Term Loan [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,000
Issuance Date	January 20, 2020
Outstanding Amounts	₱ 2,849	2,871
Lender(s)	BDO
Dates Drawn	January 24, 2020
Drawn	₱ 3,000
Terms	Annual amortization rate equivalent to 1% of the total amount drawn starting on the first-year anniversary up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on January 24, 2030
Term Loans [Member] | Loan agreement date January 29, 2020 [Member] | PLDT [Member] | Unsecured Term Loan [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 5,000
Term Loans [Member] | Loan agreement date January 29, 2020 [Member] | Smart Inc [Member] | Unsecured Term Loan [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Issuance Date	January 29, 2020
Outstanding Amounts	₱ 4,775	4,814
Lender(s)	BDO
Dates Drawn	January 31, 2020
Drawn	₱ 5,000
Terms	Annual amortization rate equivalent to 1% of the totalamount drawn starting on the first-year anniversary up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on January 31, 2030
Term Loans [Member] | Loan agreement date March 24, 2020 [Member] | PLDT [Member] | Unsecured Term Loan [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 4,000
Term Loans [Member] | Loan agreement date March 30, 2020 [Member] | Unsecured Term Loan [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,500
Issuance Date	March 30, 2020
Outstanding Amounts	₱ 1,970	1,992
Lender(s)	MUFG Bank, Ltd
Dates Drawn	April 2, 2020
Drawn	₱ 2,500
Terms	Amortization rate equivalent to: (1) 20% of theamount drawn payable on the 30th, 48th, 54th and 72ndmonth from the drawdown date; (2) 0.50% of theamount drawn payable on the 36th, 42nd, 60th and 66thmonth from the drawdown date; and (3) 18% of theamount drawn payable upon maturity on October 2, 2026
Term Loans [Member] | Loan agreement date May 20, 2020 [Member] | PLDT [Member] | Unsecured Term Loan [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,000
Issuance Date	May 20, 2020
Outstanding Amounts	₱ 2,895	2,923
Lender(s)	LBP
Dates Drawn	May 28, 2020
Drawn	₱ 3,000
Terms	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-yearanniversary of the drawdown date and the balance payable upon maturity on May 28, 2030
Term Loans [Member] | Loan agreement date May 20, 2020 [Member] | Smart Inc [Member] | Unsecured Term Loan [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 4,000
Issuance Date	May 20, 2020
Outstanding Amounts	₱ 3,858	3,895
Lender(s)	LBP
Dates Drawn	November 20, 2020
Drawn	₱ 4,000
Terms	Annual amortization rate equivalent to 1% of principalamount of the loan starting on the first-year up to the ninth-year anniversary of the initial advance and the balance payable upon maturity on November 20, 2030
Term Loans [Member] | Loan agreement date May 21, 2020 [Member] | PLDT [Member] | Unsecured Term Loan [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,000
Term Loans [Member] | Loan agreement date February 9, 2021 [Member] | PLDT [Member] | Maturity On February 16, 2032 [Member] | Unsecured Term Loan [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 5,000
Issuance Date	February 9, 2021
Outstanding Amounts	₱ 4,871				₱ 4,918
Lender(s)	BPI
Dates Drawn	February 15, 2021
Drawn	₱ 5,000
Terms	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the tenth-year anniversary of the drawdown date and the balance payable upon maturity on February 16, 2032
Term Loans [Member] | Loan agreement date March 4, 2021 [Member] | Smart Inc [Member] | Maturity On March 9, 2031 [Member] | Unsecured Term Loan [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,000
Issuance Date	March 4, 2021
Outstanding Amounts	₱ 2,923				2,951
Lender(s)	LBP
Dates Drawn	March 9, 2021
Drawn	₱ 3,000
Terms	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on March 9, 2031
Term Loans [Member] | Loan agreement date March 5, 2021 [Member] | Smart Inc [Member] | Maturity On May 25, 2031 [Member] | Unsecured Term Loan [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,000
Issuance Date	March 5, 2021
Outstanding Amounts	₱ 2,923				2,951
Lender(s)	LBP
Dates Drawn	May 25, 2021
Drawn	₱ 3,000
Terms	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on May 25, 2031
Term Loans [Member] | Loan agreement date March 8, 2021 [Member] | Smart Inc [Member] | Maturity On March 30, 2031 [Member] | Unsecured Term Loan [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 4,000
Issuance Date	March 8, 2021
Outstanding Amounts	₱ 3,898				3,935
Lender(s)	LBP
Dates Drawn	March 30, 2021
Drawn	₱ 4,000
Terms	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on March 30, 2031
Term Loans [Member] | Loan agreement date March 31, 2021 [Member] | PLDT [Member] | Maturity On April 14, 2032 [Member] | Unsecured Term Loan [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,000
Issuance Date	March 31, 2021
Outstanding Amounts	₱ 2,922				2,950
Lender(s)	BPI
Dates Drawn	April 14, 2021
Drawn	₱ 3,000
Terms	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the tenth-year anniversary of the drawdown date and the balance payable upon maturity on April 14, 2032
Term Loans [Member] | Loan agreement date March 31, 2021 [Member] | PLDT [Member] | Maturity On April 29, 2032 [Member] | Unsecured Term Loan [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,000
Issuance Date	March 31, 2021
Outstanding Amounts	₱ 1,960				₱ 1,980
Lender(s)	BPI
Dates Drawn	April 29, 2021
Drawn	₱ 2,000
Terms	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the tenth-year anniversary of the drawdown date and the balance payable upon maturity on April 29, 2032
Term Loans [Member] | Loan agreement date April 14, 2021 [Member] | Smart Inc [Member] | Maturity On June 8, 2032 [Member] | Unsecured Term Loan [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 4,000
Issuance Date	April 14, 2021
Outstanding Amounts	₱ 3,936	3,974
Lender(s)	Metrobank
Dates Drawn	June 8, 2021
Drawn	₱ 4,000
Terms	Annual amortization rate equivalent to 1% of the advance starting on the second-year up to the tenth-year anniversary of the drawdown date and the balance payable upon maturity on June 8, 2032
Term Loans [Member] | Loan agreement date April 15, 2021 [Member] | Smart Inc [Member] | Maturity On September 1, 2032 [Member] | Unsecured Term Loan [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,000
Issuance Date	April 15, 2021
Outstanding Amounts	₱ 2,952	2,980
Lender(s)	Metrobank
Dates Drawn	September 1, 2021
Drawn	₱ 3,000
Terms	Annual amortization rate equivalent to 1% of the advance starting on the second-year up to the tenth-year anniversary of the drawdown date and the balance payable upon maturity on September 1, 2032
Term Loans [Member] | Loan agreement date April 30, 2021 [Member] | PLDT [Member] | Maturity On July 21, 2032 [Member] | Unsecured Term Loan [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,000
Issuance Date	April 30, 2021
Outstanding Amounts	₱ 2,952	2,980
Lender(s)	Metrobank
Dates Drawn	June 21, 2021
Drawn	₱ 3,000
Terms	Annual amortization rate equivalent to 1% of the advance starting on the second-year up to the tenth-year from drawdown date and the balance of 91% payable upon maturity on June 21, 2032
Term Loans [Member] | Loan agreement date June 14, 2021 [Member] | PLDT [Member] | Maturity On September 1, 2032 [Member] | Unsecured Term Loan [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 4,000
Issuance Date	June 14, 2021
Outstanding Amounts	₱ 3,896	3,934
Lender(s)	RCBC
Dates Drawn	September 1, 2021
Drawn	₱ 4,000
Terms	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the eighth-year and tenth-year from drawdown date and equal amortization equivalent to 45.5% of the advance on the ninth-year and upon maturity onSeptember 1, 2032
Term Loans [Member] | Loan agreement date June 14, 2021 [Member] | PLDT [Member] | Maturity On July 15, 2032 [Member] | Unsecured Term Loan [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,000
Issuance Date	June 14, 2021
Outstanding Amounts	₱ 2,923	2,951
Lender(s)	RCBC
Dates Drawn	July 15, 2021
Drawn	₱ 3,000
Terms	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the eighth-year and tenth-year from drawdown date and equal amortization equivalent to 45.5% of the advance on the ninth-year and upon maturity on July 15, 2032
Term Loans [Member] | Loan agreement date September 28, 2021 [Member] | Smart Inc [Member] | Maturity On October 15, 2031 [Member] | Unsecured Term Loan [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 1,000
Issuance Date	September 28, 2021
Outstanding Amounts	₱ 980	990
Lender(s)	BDO
Dates Drawn	October 15, 2021
Drawn	₱ 1,000
Terms	Annual amortization rate equivalent to 1% of theadvance starting on the first-year up to theninth-year from the drawdown date and the balance of 91% payable upon maturity on October 15, 2031
Term Loans [Member] | Loan Agreement Date November 17, 2021 [Member] | Smart Inc [Member] | Maturity On November 22, 2028 [Member] | Unsecured Term Loan [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,000
Issuance Date	November 17, 2021
Outstanding Amounts	₱ 2,924	2,951
Lender(s)	BDO
Dates Drawn	November 22, 2021
Drawn	₱ 3,000
Terms	Annual amortization rate equivalent to 1% of theadvance starting on the first-year up to the sixth-yearfrom the drawdown date and the balance of 94%payable upon maturity on November 22, 2028
Term Loans [Member] | Loan Agreement Date November 24, 2021 [Member] | PLDT [Member] | Maturity On March 1, 2033 [Member] | Unsecured Term Loan [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 1,000
Issuance Date	November 24, 2021
Outstanding Amounts	₱ 980	990
Lender(s)	BPI
Dates Drawn	December 1, 2021
Drawn	₱ 1,000
Terms	Annual amortization rate equivalent to 1% of theadvance starting on the first-year up to thetenth-year anniversary of the drawdown date andthe balance payable upon maturity on March 1, 2033
Term Loans [Member] | Loan Agreement Date November 24, 2021 [Member] | PLDT [Member] | Maturity On March 17, 2033 [Member] | Unsecured Term Loan [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,000
Issuance Date	November 24, 2021
Outstanding Amounts	₱ 2,921	2,949
Lender(s)	BPI
Dates Drawn	December 17, 2021
Drawn	₱ 3,000
Terms	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to thetenth-year anniversary of the drawdown date andthe balance payable upon maturity on March 17, 2033
Term Loans [Member] | Loan Agreement Date November 24, 2021 [Member] | Smart Inc [Member] | Maturity On June 8, 2032 [Member] | Unsecured Term Loan [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Lender(s)	BPI
Term Loans [Member] | Loan Agreement Date November 24, 2021 [Member] | Smart Inc [Member] | Maturity On March 17, 2033 [Member] | Unsecured Term Loan [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 4,000
Issuance Date	November 24, 2021
Outstanding Amounts	₱ 3,895	3,932
Dates Drawn	December 17, 2021
Drawn	₱ 4,000
Terms	Annual amortization rate equivalent to 1% of theadvance starting on the first-year up to thetenth-year anniversary of the drawdown date andthe balance payable upon maturity on March 17, 2033
Term Loans [Member] | Loan Agreement Date December 10, 2021 [Member] | PLDT [Member] | Maturity On December 17, 2031 [Member] | Unsecured Term Loan [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,500
Issuance Date	December 10, 2021
Outstanding Amounts	₱ 2,450	2,475
Lender(s)	LBP
Dates Drawn	December 17, 2021
Drawn	₱ 2,500
Terms	Annual amortization rate equivalent to 1% of theadvance starting on the first-year up to the ninth-yearanniversary of the drawdown date and the balancepayable upon maturity on December 17, 2031
Term Loans [Member] | Loan Agreement Date December 14, 2021 [Member] | PLDT [Member] | Maturity on January 21, 2030 [Member] | Unsecured Term Loan [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,000
Issuance Date	December 14, 2021
Outstanding Amounts	₱ 2,952	₱ 2,980
Lender(s)	DBP
Dates Drawn	January 20, 2022
Drawn	₱ 3,000
Terms		Annual amortization rate equivalent to 1% of theadvance starting on the first-year up to the seventh-yearfrom the drawdown date and the balance of 93%payable upon maturity on January 21, 2030
Term Loans [Member] | Loan Agreement Date December 14, 2021 [Member] | Smart Inc [Member] | Maturity On January 20, 2031 [Member] | Unsecured Term Loan [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,000
Issuance Date	December 14, 2021
Outstanding Amounts	₱ 1,980	₱ 2,000
Lender(s)	DBP
Dates Drawn	January 20, 2022
Drawn	₱ 2,000
Terms	Annual amortization rate equivalent to 1% of theadvance starting on the first-year up to the eight-yearfrom the drawdown date and the balance of 92%payable upon maturity on January 20, 2031
Term Loans [Member] | Loan Agreement Date January 31, 2023 [Member] | PLDT [Member] | Maturity On April 19, 2033 [Member] | Unsecured Term Loan [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 10,000
Issuance Date	January 31, 2023
Outstanding Amounts	₱ 9,946
Lender(s)	BPI
Dates Drawn	April 19, 2023
Drawn	₱ 7,500
Terms	Annual amortization rate equivalent to 1% of theadvance starting on the first-year up to the ninth-yearanniversary of the initial drawdown date and the balancepayable upon maturity on April 19, 2033
Term Loans [Member] | Loan Agreement Date January 31, 2023 [Member] | PLDT [Member] | Maturity On April 19, 2033 [Member] | Unsecured Term Loan One [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Dates Drawn	May 26, 2023
Drawn	₱ 2,500
Term Loans [Member] | Loan Agreement Date February 27, 2023 [Member] | PLDT [Member] | Maturity On April 19, 2033 [Member] | Unsecured Term Loan [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 5,500
Issuance Date	February 27, 2023
Outstanding Amounts	₱ 5,461
Lender(s)	LBP
Dates Drawn	April 19, 2023
Drawn	₱ 5,500
Terms	Annual amortization rate equivalent to 1% of theadvance starting on the first-year up to the ninth-yearanniversary of the drawdown date and the balancepayable upon maturity on April 19, 2033
Term Loans [Member] | Loan Agreement Date March 10, 2023 [Member] | PLDT [Member] | Maturity On March 24, 2033 [Member] | Unsecured Term Loan [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 8,000
Issuance Date	March 10, 2023
Outstanding Amounts	₱ 4,964
Lender(s)	BPI
Dates Drawn	March 24, 2023
Drawn	₱ 3,000
Terms	Semi-annual amortizations equivalent to 1% of the advance starting on the 1st year up to 5th year after drawdown date, 5% of the advance on the 6th to 9th year after drawdown date, and the balance of 75% payable on maturity date on March 24, 2033
Term Loans [Member] | Loan Agreement Date March 10, 2023 [Member] | PLDT [Member] | Maturity On March 24, 2033 [Member] | Unsecured Term Loan One [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Dates Drawn	October 27, 2023
Drawn	₱ 2,000
Term Loans [Member] | Loan Agreement Date March 22, 2023 [Member] | PLDT [Member] | Maturity On August 24, 2033 [Member] | Unsecured Term Loan [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,000
Issuance Date	March 22, 2023
Outstanding Amounts	₱ 2,000
Lender(s)	BPI
Dates Drawn	August 24, 2023
Drawn	₱ 2,000
Terms	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on August 24, 2033
Term Loans [Member] | Loan Agreement Date April 14, 2023 [Member] | PLDT [Member] | Maturity On August 24, 2033 [Member] | Unsecured Term Loan [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 4,000
Issuance Date	April 14, 2023
Outstanding Amounts	₱ 3,971
Lender(s)	RCBC
Dates Drawn	August 24, 2023
Drawn	₱ 4,000
Terms	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on August 24, 2033
Term Loans [Member] | Loan Agreement Date May 8, 2023 [Member] | Smart Inc [Member] | Maturity On May 11, 2033 [Member] | Unsecured Term Loan [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 10,500
Issuance Date	May 8, 2023
Outstanding Amounts	₱ 10,453
Lender(s)	CBC
Dates Drawn	May 11, 2023
Drawn	₱ 3,000
Terms	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year anniversary from the initial drawdown date and the balance of 91% payable upon maturity on May 11, 2033
Term Loans [Member] | Loan Agreement Date May 8, 2023 [Member] | Smart Inc [Member] | Maturity On May 11, 2033 [Member] | Unsecured Term Loan One [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Dates Drawn	June 2, 2023
Drawn	₱ 2,000
Term Loans [Member] | Loan Agreement Date May 8, 2023 [Member] | Smart Inc [Member] | Maturity On May 11, 2033 [Member] | Unsecured Term Loan Two [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Dates Drawn	June 5, 2023
Drawn	₱ 2,000
Term Loans [Member] | Loan Agreement Date May 8, 2023 [Member] | Smart Inc [Member] | Maturity On May 11, 2033 [Member] | Unsecured Term Loan Three [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Dates Drawn	August 24, 2023
Drawn	₱ 3,500
Term Loans [Member] | Loan Agreement Date December 13, 2023 [Member] | PLDT [Member] | Maturity On December 20, 2032 [Member] | Unsecured Term Loan [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 1,000
Issuance Date	December 13, 2023
Outstanding Amounts	₱ 1,000
Lender(s)	Bank of Commerce
Dates Drawn	December 19, 2023
Drawn	₱ 1,000
Terms	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the eighth-year anniversary of the drawdown date and the balance payable upon maturity on December 20, 2032
Term Loans [Member] | Loan Agreement Date December 21, 2023 [Member] | PLDT [Member] | Unsecured Term Loan [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 7,500
Issuance Date	December 21, 2023
Lender(s)	BDO
Terms	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity
Term Loans [Member] | Loan Agreement Date February 8, 2023 [Member] | PLDT [Member] | Unsecured Term Loan [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,800
Issuance Date	February 8, 2024
Lender(s)	Bank of Commerce
Terms	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity
Term Loans [Member] | Loan Agreement Date February 27, 2024 [Member] | Smart Inc [Member] | Unsecured Term Loan [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 8,500
Issuance Date	February 27, 2024
Lender(s)	Metrobank
Dates Drawn	March 1, 2024
Drawn	₱ 4,000
Terms	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturityon March 1, 2034
Term Loans [Member] | Loan Agreement Date March 6, 2024 [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	₱ 37,795	₱ 0
Term Loans [Member] | Loan Agreement Date March 6, 2024 [Member] | PLDT [Member] | Unsecured Term Loan [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 1,000
Issuance Date	March 6, 2024
Lender(s)	HSBC
Terms	Annual amortization rate equivalent to 5% of the advance starting on the first-year up to the fourth-year anniversary of the drawdown date and the balance payable upon maturity
Term Loans [Member] | Loan Agreement Date March 30, 2023 [Member] | PLDT [Member] | Others [Member] | U S Dollar Debts
Disclosure Of Detailed Information About Borrowings [Line Items]
Dates Drawn	March 30, 2023